Annual Fund Operating Expenses - Reaves Infrastructure Fund - Institutional Class Shares	Nov. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	1.26%
Expenses (as a percentage of Assets)	2.01%